Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Statement [Line Items]
Cash outflows for leases	¥ 61.3	$ 8.6	¥ 51.2
Non-cash additions to right-of-use assets and lease liabilities	32.1	4.5	49.7
Operating lease rental income	¥ 25.8	$ 3.6	¥ 18.1
Bottom of range [member]
Statement [Line Items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Statement [Line Items]
Operating lease, term	20 years	20 years
Operating lease term of contract	12 years	12 years